Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of changes in accounting estimates [line items]
Impairment loss	€ 0	€ 0
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Optional Lease Extension Period	2 years
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Optional Lease Extension Period	6 years
EUR or Danish Kroner [member]
Disclosure of changes in accounting estimates [line items]
Percentage borrowings denominated in rate	2.50%
US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Percentage borrowings denominated in rate	5.00%